Loss per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share options
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares			10,272,389
Preference shares
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares			20,025,247
Convertible securities
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares			2,729,893
Exchangeable notes
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	789,280	776,432	1,164,648
Restricted Share Units
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	25,114,282	12,400,419
Warrants
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	22,384,586